Exhibit 99.36

Exception Detail

Run Date - 08/26/2022 3:01:28 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	6000067207	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Desk review missing from file at time of review -XXXX XXXXX XXXXX XXX or XXX XXXX XXX XXXX	documentation provided X/XX		Client 08/10/2021 04:16 PM; Not required. Please see attached XX feedback. Reviewer 08/11/2021 09:02 AM; Based on the XXX risk scores, a secondary valuation is required.	08/16/2021			A	1	XXXX	HI	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065667	XXXX	xxxxx	xxx	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing XXX. Program does not permit manual underwriting. Program references use of XX	Documentation has been provided.			07/08/2021			A	1	XXXX	HI	I	3	C	A	C	A	A	A	A	A		Exempt	1
XXXX	6000065661	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal - Value Not Supported		not supported XXX valuation out of tolerance more than XX%		Tertiary valuation obtained in the form of a XXX. XXXXX downgraded.				08/17/2022	B	2	XXXX	HI	I	3	B	B	A	A	A	A	B	B		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Credit	Application		Application - Other:		Occupancy is investment. File is missing business purpose affidavit	Information provided		Reviewer 07/14/2021 07:46 AM; Document provided will not cure deficiency. Condition remains open. Reviewer 07/14/2021 08:41 AM; outstanding	07/26/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Credit	UW Approval		UW Approval - Signed underwriting approval not in the file:		Provide a copy of the XX approval as a copy of the XX was not provided in file.	documentation has been provided.			07/14/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		A XXXX XXXXX XXXX or XXXXX XXXX XXXX was not provided in file.	document provided			07/20/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Credit	Application		Application - Other:		Occupancy is investment. File is missing business purpose affidavit	Information provided			07/26/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Credit	UW Approval		UW Approval - Signed underwriting approval not in the file:		Provide a copy of the DU approval as a copy of the DU was not provided in file.	documentation has been provided.			07/14/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000065664	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		A Collateral Desktop Review or Appraisal Risk Review was not provided in file.	document provided			07/20/2021			A	1	XXXX	CA	I	3	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Credit	Flood Certificate		Flood Certificate - is missing.			Information provided		Client 09/20/2021 08:10 AM; Client 09/20/2021 08:10 AM; The XXXXX XXXXX form has been uploaded for your review. Reviewer 09/20/2021 08:58 AM; duplication Reviewer 09/20/2021 08:58 AM; compliance to review Reviewer 09/20/2021 11:49 AM; Blank escalation Reviewer 09/20/2021 11:49 AM; Thanks! XXXX will be reviewed within XX hours from upload. Client 09/21/2021 04:07 PM; I have uploaded the XXXXX XXXXX again for your review. Reviewer 09/22/2021 09:48 AM; Hello, XXXXX has been cleared. XXXXX you, XXXXX Reviewer 09/22/2021 02:07 PM; compliance to review	09/22/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.			Information provided			09/20/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		zero tolerance violation on appraisal fee $XXX and XX% tolerance violation on recording fee $XX. XXXXX violation is $XXX but there is a cure on the XX for $XXX. XXXX provide proof of refund of $XX, letter of explanation and post XX showing the refund. XXX need to be completed with in XX days of the consummation	Information provided		Client 09/20/2021 08:06 AM; The XXXX, XXX to the XXXX and the refund check for $XX.XX have been uploaded for your review. Reviewer 09/20/2021 08:57 AM; compliance to review Reviewer 09/20/2021 11:49 AM; Thanks! XXXX will be reviewed within XX hours from upload.	09/20/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			09/20/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Compliance	AUS		AUS - is missing.		XXX is missing. XXXXX XXXX is "XX XX XXX XXXX XXXXX XX XX XXXXX." XXXX provide the final XXX run.	Documentation has been provided.			09/19/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Credit	AUS		AUS - UW - AUS Findings Missing		XXX is missing. XXXXX XXXX is "XX XX XXX XXXX XXXXX XX XX XXXXX." XXXX provide the final XXX run.	Documentation has been provided.			09/19/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Credit	Tax Returns		Tax Returns - Compliance \ Tax Returns - Tax Returns, if provided, must be signed. If Tax transcripts are in the file for the same time period as the tax returns, then the tax returns do not need to be signed.		XXXX XXX XXXXX (XXXX forms) are not signed. XXXXX either the signed tax returns or the XXX XXX XXXXX.			Reviewer 09/20/2021 12:43 PM; outstanding Client 09/23/2021 06:52 PM; The XXXX(s) XXX sent the E-XXXXX forms sent with the XXXX returns to XXX as well as the XXXX got the returns signed and provided the E-XXXXX form also. Reviewer 09/24/2021 02:28 PM; Condition has been cleared. XXXX! Reviewer 09/27/2021 09:41 AM; compliance to review	09/24/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000068695	XXXX	xxxxx	xxx	XXXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		XXXX XXXX is missing.	Documentation has been provided.			09/19/2021			A	1	XXXX	AZ	I	13	D	A	D	A	C	A	A	A		QM Safe Harbor	1
XXXX	6000078348	XXXX	xxxxx	xxx	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Per guidelines, page 14, Asset Documentation, Business Funds, 100% ownership of the business or shared ownership requires an access letter. Provide verification of 100% ownership for XXXX xx xxx as business funds were used to qualify.	Received document			04/06/2022			A	1	XXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXX	6000078348	XXXX	xxxxx	xxx	XXXX	Credit	UW Qualifications		UW Qualifications - UW - Seasoning Requirement Not Met		Per guidelines, page 8, First Time Investor, A First Time Investor is defined as a borrower who has not owned at least one commercial or residential investment property in the XXXXx XXXX for at least 12 months in the last 3 years. Per 1003 Borrower only owns current O/O residence and that mortgage is the only mortgage reflected on the credit report. Per xx, Borrower does not appear to have had ownership in an additional property in the last 3 years. Per Matrix, First Time Investor, No Ratio not permitted for first time investors. Per loan approval, loan closed as a No Ratio.		Compensating Factors: Other: 10 Months reserves, 24 Months Mortgage payment history no lates Primary Residence				04/06/2022	B	2	XXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXX	6000073925	XXXX	xxxxx	xxx	XXXX	Credit	Disclosure		Disclosure - Other:		Missing Business Purpose Affidavit Signed by Borrowers.	Information provided			12/17/2021			A	1	XXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	4000000170	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Reviewer 06/15/2021 11:36 AM; with PIW an AVM is required for second valuation review

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/16/2021 02:43 PM; all TRP's require a second review.

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, Kristin

															06/17/2021			B	2	XXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXX	4000000170	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Loan qualified using XXX. XXX XXXX. XX further action required.	AVM provided and supports XXX value. XXXXX qualified using XXXX rated B per XX guidance.			07/11/2022			B	2	XXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXX	4000000170	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from xxxx  xxxxx, or an Appraisal Risk Review (“ARR”) from xxx  xxxxx is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, XXXXx

															06/17/2021			B	2	XXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXX	4000000170	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from Clear Capital, or an Appraisal Risk Review (“ARR”) from Pro Teck is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, Kristin

															06/17/2021			B	2	XXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXX	4000000170	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral	UW Collateral - UW - Appraisal Other	No AVM for PIW file	documentation has been provided.	Client 06/15/2021 07:25 AM; see AUS reflecting PIW

 Reviewer 06/15/2021 11:36 AM; condition still outstanding when loan has a PIW, an AVM is required as 2nd review .

 Client 06/16/2021 02:08 PM; Please see FNMA appraisal waiver guidelines which do not state that an AVM is required,  It should be noted that p 616 of the seller guide further states that a PIW waiver cannot be exercised if a appraisal is obtained for the transaction  - please confirm which section of FNMA guidelines you are citing

 Reviewer 06/17/2021 06:35 AM; either a collateral desktop review (“CDA”) from xxxxx xxxxx, or an Appraisal Risk Review (“ARR”) from xxx xxxx is required on all loans other than SP I12

 Client 06/17/2021 11:47 AM; see AVM

 Reviewer 06/17/2021 02:01 PM;

 Reviewer 06/18/2021 10:32 AM; Hello, There were no compliance conditions & Credit condition was cleared. Thank you, XXXX

															06/17/2021			B	2	XXXX	NV	I	3	C	B	A	A	A	A	C	B		Exempt	1
XXXX	6000077389	XXXX	xxxxx	xxx	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Per guidelines, page 9, Foreign Nationals, Funds required for down payment and closing costs must be held in a xx xxxx and have been seasoned for at least 60 days total between abroad and in the xx. Funds in foreign accounts for reserves do not need to be moved to xx accounts. Received O/O refinance statement of receipts and disbursements. Cash out funds deposited into XXXXx #xxxx. Received wire confirmation for subject purchase cash to close and reflects originating bank of XXXXx Provide fully executed lender exception to allow cash to close to come directly from a foreign account/bank.		Compensating Factors: DTI 5% below max PITIA reserves above min by 6 months				04/04/2022	B	2	XXXX	FL	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
XXXX	6000077607	XXXX	xxxxx	xxx	XXXX	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		Provide corrected Final 1003 correcting time at current residence at xxx XXXX xx to reflect 1 yr 7 months (per xx purchase date and mtg on credit report reporting for 19 months) and correctly reflected in REO as primary residence (currently reflects Second home).	Document received			04/04/2022			A	1	XXXX	AZ	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000083218	XXXX	xxxxx	xxx	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Incomplete housing history documented.		The exception was granted for the incomplete housing history with the following compensating factors: PITIA reserves above min by 6 months.				07/11/2022	B	2	XXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	6000083177	XXXX	xxxxx	xxx	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Condo development with 67% investor properties exceeds guideline of 55%		Lender approved the concentration levels				07/11/2022	B	2	XXXX	NV	I	1	C	B	A	A	N/A	N/A	C	B		Exempt	1
XXXX	6000067208	XXXX	xxxxx	xxx	XXXX	Compliance	AUS		AUS - is missing.		AUS is missing. Product type is "xx xx xxxxx XXXX XXXX 30 Year Fixed." There was no AUS provided in the loan package.	Document provided			11/26/2021			A	1	XXXX	NJ	I	1	C	A	A	A	C	A	A	A		Exempt	1
XXXX	6000067378	XXXX	xxxxx	xxx	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*Guideline Exception Reserves are XXXXx vs AUS reserve requirement of xx,xxxxx due to 5 financed properties		*Compensating Factors: -Credit Score is 764, 84 points>program requirement -Borrower has 5 open and 10 closed mortgages rated 0x30 since inception” -Borrower is an XXXXwith xxxxx XXXXx Inc for 2 years -Experienced Investor -No public records and no late payments listed on CBR				11/17/2021	B	2	XXXX	NJ	I	1	C	B	A	B	A	A	C	A		Exempt	1
XXXX	6000079114	XXXX	xxxxx	xxx	XXXX	Compliance	Compliance		Compliance - TRID LE- Need re-disclosed LE within 3 days of change of circumstance		File is missing re-disclosed LE within 3 days of 4/8 lock. Please provide.	Information provided			06/02/2022			A	1	XXXX	TX	P	13	D	A	D	A	C	A	A	A		Non-QM	1
XXXX	6000079114	XXXX	xxxxx	xxx	XXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			06/02/2022			A	1	XXXX	TX	P	13	D	A	D	A	C	A	A	A		Non-QM	1
XXXX	6000079114	XXXX	xxxxx	xxx	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		The lender's Final Conditional Approval is missing from the loan file.	1008 and Lender Loan approval provided			06/03/2022			A	1	XXXX	TX	P	13	D	A	D	A	C	A	A	A		Non-QM	1
XXXX	6000079114	XXXX	xxxxx	xxx	XXXX	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		The Final 1003 application that is borrower-signed at the date of Closing on XX/XX/XXXX is missing from the loan file.	Information provided			06/09/2022			A	1	XXXX	TX	P	13	D	A	D	A	C	A	A	A		Non-QM	1